May 1, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  205494644

Subject:             Nationwide Variable Account – 7
           Nationwide Life Insurance Company
           SEC File No. 033-82174
           CIK No. 0000927751

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account – 7 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 18 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact the undersigned at (614) 677-5456 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CATHERINE VENARD
Catherine Venard
Assistant General Counsel